SEGMENT REPORTING (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Sep. 24, 2016	Jun. 25, 2016	Mar. 26, 2016	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
Segment Reporting
Net sales	$ 966,091	$ 1,056,586	$ 1,072,375	$ 846,130	$ 859,584	$ 826,665	$ 872,093	$ 682,151	$ 3,941,182	$ 3,240,493	$ 2,887,071
Interest Expense									6,218	4,575	5,133
Amortization									4,860	2,795	3,531
Depreciation									48,536	40,823	37,710
Segment operating profit									181,469	164,438	135,467
Segment assets	1,464,677				1,292,058				1,464,677	1,292,058	1,107,679
Capital expenditures									71,116	53,762	43,522
Intersegment net sales
Segment Reporting
Net sales									392,540	204,044	153,821
Corporate
Segment Reporting
Interest Expense									6,234	3,737	4,269
Depreciation									8,443	7,828	6,814
Segment operating profit									(26,264)	(35,630)	(22,410)
Segment assets	54,171				45,986				54,171	45,986	100,481
Capital expenditures									2,727	11,604	7,708
North | Operating Segments
Segment Reporting
Net sales									1,133,656	1,000,426	922,092
Interest Expense									4	1
Amortization									559	115	267
Depreciation									10,511	8,948	7,901
Segment operating profit									61,326	59,408	53,879
Segment assets	351,270				302,009				351,270	302,009	279,664
Capital expenditures									23,026	10,902	9,622
North | Intersegment net sales
Segment Reporting
Net sales									67,161	57,770	51,796
South | Operating Segments
Segment Reporting
Net sales									837,370	711,862	656,550
Interest Expense									160	307	296
Amortization									607		9
Depreciation									6,880	6,190	6,255
Segment operating profit									46,646	47,146	30,740
Segment assets	240,661				192,085				240,661	192,085	192,756
Capital expenditures									12,286	5,571	6,138
South | Intersegment net sales
Segment Reporting
Net sales									74,566	38,641	29,940
West | Operating Segments
Segment Reporting
Net sales									1,417,924	1,251,093	1,133,398
Interest Expense									293	387	516
Amortization									1,723	1,858	2,467
Depreciation									14,116	13,326	13,033
Segment operating profit									82,465	76,875	70,220
Segment assets	462,311				438,674				462,311	438,674	382,251
Capital expenditures									23,212	19,648	13,356
West | Intersegment net sales
Segment Reporting
Net sales									83,245	88,311	58,412
All Other | Operating Segments
Segment Reporting
Net sales									552,232	277,112	175,031
Interest Expense									(473)	143	52
Amortization									1,971	822	788
Depreciation									8,586	4,531	3,707
Segment operating profit									17,296	16,639	3,038
Segment assets	$ 356,264				$ 313,304				356,264	313,304	152,527
Capital expenditures									9,865	6,037	6,698
All Other | Intersegment net sales
Segment Reporting
Net sales									$ 167,568	$ 19,322	$ 13,673